Derivative Financial Instruments - Schedule of investements evaluated at fair value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value	R$ 1,397,699	R$ 1,287,781
Long term investments [member]
Disclosure of financial assets [line items]
Financial assets at fair value	1,397,699	1,287,781
Long term investments [member] | Bonds In TAP [Member]
Disclosure of financial assets [line items]
Financial assets at fair value	1,236,828	R$ 1,287,781
Long term investments [member] | Other Long Term Invesement [Member]
Disclosure of financial assets [line items]
Financial assets at fair value	R$ 160,871